Cash Flow Statements Reconciliation	12 Months Ended
Jun. 30, 2022
Cash Flow Statement Reconciliation [Abstract]
Cash Flow Statements Reconciliation

Note 28 Cash Flow Statements Reconciliation

	2022	2021	2020

	US$	US$	US$
(a) Reconciliation to cash at the end of the year
Cash at bank and in hand (note 15)	44,631,293	118,193,177	42,650,858
	44,631,293	118,193,177	42,650,858
(b) Reconciliation of net loss after tax to net cash flows from operations
Net loss for the year	(92,817,371)	(45,344,496)	(11,123,199)
Adjustments for:
Income tax benefit recognized in profit or loss	(6,299,286)	(4,938,846)	(5,708,767)
Net loss of disposal of non-current assets	169	—	—
Depreciation of non-current assets	11,917	15,012	14,926
Depreciation of right-of-use assets	66,465	91,656	81,611
Share-based payments expense	5,251,572	3,897,638	732,688
Net exchange differences	2,813,993	11,011,961	265,989
	1,844,830	10,077,421	(4,613,553)
Changes in:
Payables	8,511,607	(1,552,443)	(125,492)
Receivables	307,618	(369,712)	12,127
Prepayments	5,730,207	(14,231,546)	(30,994)
Provisions	115,259	40,510	72,794
Net cash flows used in operating activities before tax	(76,307,850)	(51,380,266)	(15,808,317)
R&D tax incentive received	4,972,898	5,834,099	10,118,697
Net cash flows used in operating activities	(71,334,952)	(45,546,167)	(5,689,620)

	2022	2021	2020

	US$	US$	US$
(c) Reconciliation of borrowings arising from financing activities
Balance at July 1	93,852	167,460	—
Non-cash addition			251,189
Payment of lease liabilities	(85,578)	(87,373)	(66,781)
Exchange on translation	(8,274)	13,765	(16,948)
Balance at June 30	—	93,852	167,460

1 Non‑cash addition represents the new lease on the Company’s office premises in Melbourne, Australia that commenced on July 15, 2019 and is renewable July 15, 2022.